Commitments and Contingencies - Additional Information (Detail)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2016 USD ($) $ / Unit	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) $ / Unit	Dec. 31, 2014 USD ($)	Oct. 31, 2015 USD ($)	Apr. 30, 2015 USD ($)
Loss Contingencies [Line Items]
Operating leases rent expense	$ 291,000	$ 212,000	$ 551,000	$ 419,000	$ 889,000	$ 709,000
Capital leased								$ 96,000
Massachusetts facility
Loss Contingencies [Line Items]
Lease expiration month and year			2019-01
Tenant improvements cost			$ 5,000,000
New Jersey facility one
Loss Contingencies [Line Items]
Lease expiration month and year			2018-06
New Jersey facility two
Loss Contingencies [Line Items]
Lease expiration month and year			2018-07
Older 100 Gbps and 40 Gbps Product Families
Loss Contingencies [Line Items]
Royalties payable to licensor | $ / Unit			150		150
Minimum
Loss Contingencies [Line Items]
Lease expiration year			2016
Standard warranty period on repair or replacement of defective products			12 months
Minimum | New 400 Gbps and 100 Gbps Product Family
Loss Contingencies [Line Items]
Royalties payable to licensor | $ / Unit			15		15
Maximum
Loss Contingencies [Line Items]
Lease expiration year			2020
Standard warranty period on repair or replacement of defective products			24 months
Maximum | New 400 Gbps and 100 Gbps Product Family
Loss Contingencies [Line Items]
Royalties payable to licensor | $ / Unit			17		17
Maximum | Employee Severance [Member]
Loss Contingencies [Line Items]
Contingent obligation							$ 3,800,000
CALIFORNIA
Loss Contingencies [Line Items]
Lease expiration month and year					2018-07
Annual rent					$ 69,000